Recently Adopted Standards and Issued Accounting Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Operating lease right-of-use assets	$ 128,192	$ 33,900	$ 0
Operating lease liabilities	$ 128,699	$ 37,300